Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Summary of revenues statements of operations
The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six-month period ended June 30, 2024	Six-month period ended June 30, 2025
Time charter revenues	4,890,224	4,462,503
Voyage charter revenues	18,148,252	14,087,390
Other income	580,729	858,112

Total	23,619,205	19,408,005